MFA 2026-NQM2 Trust ABS-15G

Exhibit 99.05 - Schedule 1

Client Name:
Client Project Name:	MFA 2026-NQM2
Start - End Dates:	12/23/2019 - 3/11/2026
Deal Loan Count:	174

Conditions Report 2.0

Loans in Report:	174
Loans with Conditions:	73

14 - Total Active Conditions
3 - Material Conditions
3 - Credit Review Scope
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
11 - Non-Material Conditions
5 - Credit Review Scope
1 - Category: Credit/Mtg History
2 - Category: DTI
2 - Category: Income/Employment
2 - Property Valuations Review Scope
2 - Category: FEMA
4 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Documentation
2 - Category: RESPA
95 - Total Satisfied Conditions

47 - Credit Review Scope
6 - Category: Application
5 - Category: Assets
4 - Category: Credit/Mtg History
5 - Category: DTI
3 - Category: Income/Employment
6 - Category: Insurance
5 - Category: Legal Documents
5 - Category: Terms/Guidelines
8 - Category: Title
22 - Property Valuations Review Scope
17 - Category: Appraisal
1 - Category: Property
4 - Category: Value
26 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
2 - Category: Documentation
2 - Category: RESPA
1 - Category: Right of Rescission
19 - Category: TILA/RESPA Integrated Disclosure
14 - Total Waived Conditions

11 - Credit Review Scope
1 - Category: Application
3 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Income/Employment
1 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
3 - Property Valuations Review Scope
1 - Category: Appraisal
2 - Category: Property

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